SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Summary of Depreciation and Amortization Periods (Details)	Dec. 31, 2025
Customer relationships
Long-Lived Assets [Line Items]
Weighted-average amortization period of finite-lived intangible assets	18 years
Patents and technology
Long-Lived Assets [Line Items]
Weighted-average amortization period of finite-lived intangible assets	18 years
Certain trademarks
Long-Lived Assets [Line Items]
Weighted-average amortization period of finite-lived intangible assets	18 years
Buildings
Long-Lived Assets [Line Items]
Useful life	40 years
Machinery and equipment | Minimum
Long-Lived Assets [Line Items]
Useful life	3 years
Machinery and equipment | Maximum
Long-Lived Assets [Line Items]
Useful life	10 years
Software | Minimum
Long-Lived Assets [Line Items]
Useful life	5 years
Software | Maximum
Long-Lived Assets [Line Items]
Useful life	15 years